Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (2,071,322)	$ (2,442,593)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(291,082)	(343,257)
Non-deductible loss on warrant valuation adjustment	(47,810)	(11,629)
Income (loss) from foreign subsidiaries	(2,595)	6,699
Change in valuation allowance	2,713,986	2,538,067
Other	(301,177)	252,713
Income tax expense (benefit)	$ 0	$ 0